Schedule of investments

Delaware Strategic Income Fund October 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 6.68%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 4.673% (LIBOR01M + 2.85%)
11/25/29 •	25,000	$25,711
Series 2018-C02 2M2 4.023% (LIBOR01M + 2.20%,
Floor 2.20%) 8/25/30 •	545,000	549,207
Series 2018-C03 1M2 3.973% (LIBOR01M + 2.15%,
Floor 2.15%) 10/25/30 •	590,000	593,183
Series 2018-C05 1M2 4.173% (LIBOR01M + 2.35%,
Floor 2.35%) 1/25/31 •	585,000	590,798
Fannie Mae Interest Strip
Series 419 C3 3.00% 11/25/43 S	55,014	8,310
Fannie Mae REMICs
Series 2008-15 SB 4.777% (6.60% minus LIBOR01M,
Cap 6.60%) 8/25/36 S•	14,149	2,642
Series 2012-44 IK 3.50% 12/25/31 S	28,252	2,590
Series 2012-115 MI 3.50% 3/25/42 S	35,120	3,169
Series 2012-118 AI 3.50% 11/25/37 S	71,954	4,578
Series 2013-35 IG 3.00% 4/25/28 S	44,896	3,507
Series 2013-103 SK 4.097% (5.92% minus LIBOR01M,
Cap 5.92%) 10/25/43 S•	304,832	62,534
Series 2014-64 IT 3.50% 6/25/41 S	28,263	1,616
Series 2015-89 AZ 3.50% 12/25/45	21,787	23,376
Series 2016-36 SB 4.177% (6.00% minus LIBOR01M,
Cap 6.00%) 3/25/43 S•	61,294	6,808
Series 2016-50 IB 3.00% 2/25/46 S	76,354	9,354
Series 2016-62 SA 4.177% (6.00% minus LIBOR01M,
Cap 6.00%) 9/25/46 S•	223,806	52,708
Series 2016-83 PI 3.50% 7/25/45 S	67,495	7,676
Series 2017-12 JI 3.50% 5/25/40 S	57,974	4,906
Series 2017-25 BL 3.00% 4/25/47	16,000	16,111
Series 2017-77 HZ 3.50% 10/25/47	47,323	49,979
Freddie Mac REMICs
Series 4504 IO 3.50% 5/15/42 S	37,997	2,281
Series 4665 NI 3.50% 7/15/41 S	225,419	11,119
Series 4673 WI 3.50% 9/15/43 S	66,659	3,991
Freddie Mac Strips
Series 319 S2 4.079% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/43 S•	47,975	8,331
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 5.073% (LIBOR01M + 3.25%,
Floor 3.25%) 7/25/29 •	250,000	262,065
Series 2018-HQA1 M2 4.123% (LIBOR01M + 2.30%)
9/25/30 •	555,000	559,066

NQ-023 [10/19] 12/19 (1029361) 1

Schedule of investments

Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2013-113 LY 3.00% 5/20/43	22,000	$23,035
Series 2015-74 CI 3.00% 10/16/39 S	97,676	7,660
Series 2015-142 AI 4.00% 2/20/44 S	32,378	2,696
Series 2016-108 SK 4.204% (6.05% minus LIBOR01M,
Cap 6.05%) 8/20/46 S•	168,057	39,387
Series 2016-118 ES 4.254% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 S•	84,349	18,188
Series 2016-126 NS 4.254% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 S•	99,103	21,468
Series 2016-156 PB 2.00% 11/20/46	46,000	42,836
Series 2017-18 QS 4.209% (6.10% minus LIBOR01M,
Cap 6.10%) 2/16/47 S•	114,290	20,889
Series 2017-34 DY 3.50% 3/20/47	20,000	21,946
Series 2017-56 JZ 3.00% 4/20/47	33,411	34,672
Series 2017-107 QZ 3.00% 8/20/45	22,465	22,983
Series 2017-130 YJ 2.50% 8/20/47	25,000	25,494
Series 2017-141 JS 4.354% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 S•	100,270	18,257
Total Agency Collateralized Mortgage Obligations (cost $3,173,472)		3,165,127

Agency Commercial Mortgage-Backed Securities – 1.79%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K058 A2 2.653% 8/25/26 ◆	80,000	82,996
FREMF Mortgage Trust
Series 2011-K14 B 144A 5.18% 2/25/47 #•	50,000	52,071
Series 2013-K25 C 144A 3.619% 11/25/45 #•	45,000	46,089
Series 2013-K712 B 144A 3.263% 5/25/45 #•	60,000	59,940
Series 2013-K713 B 144A 3.152% 4/25/46 #•	35,000	35,057
Series 2013-K713 C 144A 3.152% 4/25/46 #•	105,000	105,136
Series 2014-K717 B 144A 3.629% 11/25/47 #•	35,000	35,890
Series 2014-K717 C 144A 3.629% 11/25/47 #•	20,000	20,408
Series 2015-K721 B 144A 3.565% 11/25/47 #•	235,000	241,999
Series 2016-K53 B 144A 4.019% 3/25/49 #•	50,000	52,971
Series 2016-K722 B 144A 3.842% 7/25/49 #•	75,000	78,309
Series 2017-K71 B 144A 3.753% 11/25/50 #•	35,000	36,821
Total Agency Commercial Mortgage-Backed Securities (cost $828,251)		847,687

Agency Mortgage-Backed Securities – 1.47%
Fannie Mae S. F. 30 yr
3.00% 7/1/49	59,541	60,552
4.00% 4/1/49	488,206	506,060

2 NQ-023 [10/19] 12/19 (1029361)

(Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S. F. 30 yr
4.50% 9/1/48	38,521	$41,174
5.00% 7/1/47	7,045	7,757
5.50% 8/1/48	50,793	55,825
6.00% 7/1/41	20,473	23,531
Total Agency Mortgage-Backed Securities (cost $691,311)		694,899

Convertible Bonds – 1.36%
Boingo Wireless 1.00% exercise price $42.32, maturity
date 10/1/23	385,000	329,027
Cheniere Energy 4.25% exercise price $138.38, maturity
date 3/15/45	400,000	315,500
Total Convertible Bonds (cost $633,763)		644,527

Corporate Bonds – 53.55%
Banking - 6.53%
Akbank T. A. S. 144A 7.20% 3/16/27 #µ	200,000	189,688
Bank of America 5.125% µy	180,000	189,900
BBVA Bancomer 144A 6.75% 9/30/22 #	236,000	259,883
BBVA USA 3.875% 4/10/25	335,000	353,542
Credit Suisse Group 144A 6.25% #µy	300,000	320,629
JPMorgan Chase & Co. 5.00% µy	140,000	145,548
Popular 6.125% 9/14/23	449,000	483,798
Royal Bank of Scotland Group 8.625% µy	335,000	361,800
Santander UK 144A 5.00% 11/7/23 #	215,000	231,495
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	200,000	205,616
UBS Group 6.875% µy	200,000	208,217
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	165,000	142,976
		3,093,092
Basic Industry - 9.60%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	400,000	413,648
Braskem Finance 6.45% 2/3/24	200,000	223,500
CSN Resources 144A 7.625% 2/13/23 #	275,000	285,003
Equate Petrochemical 144A 3.00% 3/3/22 #	200,000	200,687
Freeport-McMoRan 5.45% 3/15/43	538,000	503,030
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	200,000	226,500
Hudbay Minerals 144A 7.625% 1/15/25 #	235,000	240,434
Methanex 5.25% 12/15/29	235,000	240,095
NOVA Chemicals 144A 5.00% 5/1/25 #	60,000	60,600
Novolipetsk Steel Via Steel Funding DAC 144A 4.00%
9/21/24 #	200,000	208,286
OCP 144A 4.50% 10/22/25 #	400,000	424,238
Orbia Advance 144A 5.50% 1/15/48 #	200,000	203,300

NQ-023 [10/19] 12/19 (1029361) 3

Schedule of investments

Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	$197,418
Sasol Financing USA 5.875% 3/27/24	400,000	431,653
Suzano Austria 6.00% 1/15/29	200,000	221,500
Syngenta Finance 144A 3.933% 4/23/21 #	225,000	228,869
Teck Resources 6.25% 7/15/41	215,000	239,862
		4,548,623
Brokerage - 0.91%
Jefferies Group 6.50% 1/20/43	365,000	430,811
		430,811
Capital Goods - 3.03%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	495,000	520,988
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	200,000	208,502
Mauser Packaging Solutions Holding 144A 7.25%
4/15/25 #	247,000	237,120
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	190,000	197,600
Standard Industries 144A 6.00% 10/15/25 #	255,000	269,025
		1,433,235
Communications - 5.98%
AT&T 4.35% 3/1/29	325,000	360,255
Charter Communications Operating
4.80% 3/1/50	30,000	30,560
5.125% 7/1/49	80,000	85,144
Discovery Communications 5.20% 9/20/47	130,000	141,667
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	235,000	241,169
Radiate Holdco 144A 6.625% 2/15/25 #	357,000	362,355
Sprint 7.875% 9/15/23	430,000	475,687
Time Warner Cable 7.30% 7/1/38	170,000	216,780
Time Warner Entertainment 8.375% 3/15/23	80,000	95,333
Viacom 4.375% 3/15/43	345,000	356,275
Zayo Group 6.375% 5/15/25	453,000	467,383
		2,832,608
Consumer Cyclical - 5.75%
AMC Entertainment Holdings 6.125% 5/15/27	395,000	359,203
General Motors Financial
4.35% 4/9/25	155,000	162,902
5.25% 3/1/26	180,000	195,426
GLP Capital
3.35% 9/1/24	165,000	167,724
4.00% 1/15/30	190,000	193,130
Golden Nugget 144A 8.75% 10/1/25 #	342,000	360,810
M/I Homes 5.625% 8/1/25	228,000	238,260
Prime Security Services Borrower 144A 5.75% 4/15/26 #	350,000	359,844

4 NQ-023 [10/19] 12/19 (1029361)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Resorts World Las Vegas 144A 4.625% 4/16/29 #	200,000	$210,703
Scientific Games International 144A 8.25% 3/15/26 #	450,000	477,000
		2,725,002
Consumer Non-Cyclical - 1.72%
CVS Health 4.30% 3/25/28	165,000	179,260
JBS Investments II
144A 5.75% 1/15/28 #	200,000	208,850
144A 7.00% 1/15/26 #	200,000	217,300
MHP 144A 6.95% 4/3/26 #	200,000	206,802
		812,212
Electric - 5.21%
Calpine 144A 5.25% 6/1/26 #	455,000	474,906
CenterPoint Energy 4.25% 11/1/28	318,000	351,494
Duke Energy 4.875% µy	230,000	243,024
IPALCO Enterprises 3.70% 9/1/24	345,000	358,606
Israel Electric 144A 5.00% 11/12/24 #	200,000	220,400
NextEra Energy Capital Holdings 5.65% 5/1/79 µ	210,000	231,738
NRG Energy 144A 4.45% 6/15/29 #	335,000	355,849
Southern California Edison 4.875% 3/1/49	195,000	231,645
		2,467,662
Energy - 8.01%
ADES International Holding 144A 8.625% 4/24/24 #	200,000	206,250
Chesapeake Energy 8.00% 1/15/25	115,000	76,475
Energy Transfer Operating
5.25% 4/15/29	125,000	140,294
6.25% 4/15/49	95,000	114,304
6.625% µy	100,000	95,527
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	200,000	216,729
KazMunayGas National 144A 6.375% 10/24/48 #	400,000	504,440
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	210,308
Marathon Oil 4.40% 7/15/27	245,000	263,469
MPLX
4.00% 3/15/28	70,000	72,805
4.125% 3/1/27	160,000	168,167
5.50% 2/15/49	105,000	117,875
Noble Energy
3.25% 10/15/29	170,000	169,483
4.20% 10/15/49	195,000	189,040
Petrobras Global Finance 144A 5.093% 1/15/30 #	195,000	207,041
Petroleos Mexicanos 144A 6.84% 1/23/30 #	200,000	213,930
Precision Drilling 7.75% 12/15/23	220,000	209,000
Saudi Arabian Oil 144A 4.25% 4/16/39 #	200,000	214,644

NQ-023 [10/19] 12/19 (1029361) 5

Schedule of investments

Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Southwestern Energy 7.75% 10/1/27	465,000	$402,225
		3,792,006
Finance Companies - 1.51%
AerCap Ireland Capital 3.65% 7/21/27	350,000	360,961
Avolon Holdings Funding 144A 4.375% 5/1/26 #	335,000	354,829
		715,790
Insurance - 2.05%
AssuredPartners 144A 7.00% 8/15/25 #	238,000	238,298
Brighthouse Financial
3.70% 6/22/27	170,000	167,051
4.70% 6/22/47	210,000	188,561
HUB International 144A 7.00% 5/1/26 #	135,000	139,388
USI 144A 6.875% 5/1/25 #	235,000	239,700
		972,998
Real Estate - 0.06%
CubeSmart 3.00% 2/15/30	30,000	30,025
		30,025
Technology - 2.03%
CommScope Technologies 144A 5.00% 3/15/27 #	448,000	368,480
Micron Technology 4.663% 2/15/30	340,000	357,544
Verscend Escrow 144A 9.75% 8/15/26 #	220,000	234,850
		960,874
Transportation - 0.71%
DAE Funding 144A 5.75% 11/15/23 #	160,000	168,000
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #	255,000	166,388
		334,388
Utilities - 0.45%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	211,502
		211,502

Total Corporate Bonds (cost $24,959,592)		25,360,828

Municipal Bonds – 1.51%
Bay Area, California Toll Authority
(Build America Bonds) Series S-3 6.907% 10/1/50	170,000	282,812
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	90,000	140,290
South Carolina Public Service Authority
Series D 4.77% 12/1/45	55,000	69,123

6 NQ-023 [10/19] 12/19 (1029361)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State of California Various Purposes
7.55% 4/1/39	135,000	$221,693

Total Municipal Bonds (cost $654,911)		713,918

Non-Agency Asset-Backed Securities – 2.67%
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.163% 11/25/36 •	393,311	403,707
Hardee’s Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	49,500	50,367
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	499,500	502,392
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	33,881	34,018
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	40,854	41,079
Series 2017-1 A1 144A 2.75% 10/25/56 #•	54,229	54,878
Series 2017-2 A1 144A 2.75% 4/25/57 #•	54,725	55,232
Series 2018-1 A1 144A 3.00% 1/25/58 #•	72,626	73,697
Wendy’s Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	49,125	50,641
Total Non-Agency Asset-Backed Securities
(cost $1,212,141)		1,266,011

Non-Agency Collateralized Mortgage Obligations – 12.63%
Chase Home Lending Mortgage Trust
Series 2019-ATR1 A4 144A 4.00% 4/25/49 #•	375,410	376,758
Series 2019-ATR2 A3 144A 3.50% 7/25/49 #•	87,777	89,115
Connecticut Avenue Securities Trust
Series 2019-R01 2M2 144A 4.273% (LIBOR01M +
2.45%) 7/25/31 #•	575,000	579,525
Series 2019-R07 1M2 144A 3.923% (LIBOR01M +
2.10%) 10/25/39 #•	500,000	500,000
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	31,025	31,325
Flagstar Mortgage Trust
Series 2018-1 A5 144A 3.50% 3/25/48 #•	67,918	69,036
Series 2018-5 A7 144A 4.00% 9/25/48 #•	58,269	58,847
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #•	49,341	49,939
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #•	15,547	15,619
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	30,215	32,639
Series 2007-A1 7A4 4.582% 7/25/35 •	45,297	41,538

NQ-023 [10/19] 12/19 (1029361) 7

Schedule of investments

Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.406% 6/25/29 #•	56,804	$57,798
Series 2014-2 B2 144A 3.406% 6/25/29 #•	56,804	57,575
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	100,000	99,958
Series 2015-4 B1 144A 3.622% 6/25/45 #•	89,808	92,863
Series 2015-4 B2 144A 3.622% 6/25/45 #•	89,808	92,282
Series 2015-5 B2 144A 3.289% 5/25/45 #•	93,708	92,861
Series 2015-6 B1 144A 3.601% 10/25/45 #•	88,718	91,221
Series 2015-6 B2 144A 3.601% 10/25/45 #•	88,718	90,749
Series 2016-4 B1 144A 3.899% 10/25/46 #•	92,229	96,786
Series 2016-4 B2 144A 3.899% 10/25/46 #•	92,229	96,179
Series 2017-1 B2 144A 3.543% 1/25/47 #•	79,965	82,316
Series 2017-2 A3 144A 3.50% 5/25/47 #•	30,244	30,760
Series 2018-4 A15 144A 3.50% 10/25/48 #•	39,520	39,912
Series 2018-6 1A4 144A 3.50% 12/25/48 #•	266,631	269,016
Series 2018-7FRB A2 144A 2.768% (LIBOR01M +
0.75%) 4/25/46 #•	28,318	28,318
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #•	83,392	86,758
Sequoia Mortgage Trust
Series 2013-2 B4 3.639% 2/25/43 •	497,025	508,755
Series 2014-1 B3 144A 3.908% 4/25/44 #•	489,558	513,961
Series 2014-2 A4 144A 3.50% 7/25/44 #•	27,857	28,308
Series 2015-1 B2 144A 3.88% 1/25/45 #•	44,146	45,881
Series 2017-4 A1 144A 3.50% 7/25/47 #•	72,176	73,456
Series 2017-5 B2 144A 3.864% 8/25/47 #•	473,810	495,146
Series 2017-6 B2 144A 3.76% 9/25/47 #•	474,022	492,321
Series 2017-7 B2 144A 3.762% 10/25/47 #•	475,753	494,601
Series 2018-5 A4 144A 3.50% 5/25/48 #•	70,958	71,954
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2005-1 5A2 6.00% 3/25/35 ◆	7,540	684
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 5.187% 4/25/36 •	5,281	5,315
Total Non-Agency Collateralized Mortgage Obligations (cost $5,933,268)		5,980,075

Non-Agency Commercial Mortgage-Backed Securities – 5.40%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	60,000	63,887
Series 2017-BNK8 C 4.073% 11/15/50 •	100,000	106,663
Series 2019-BN20 A3 3.011% 9/15/61	500,000	522,866
Caesars Palace Las Vegas Trust
Series 2017-VICI B 144A 3.835% 10/15/34 #	60,000	62,538

8 NQ-023 [10/19] 12/19 (1029361)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	300,000	$331,835
Series 2019-CF2 A5 2.874% 11/15/52	100,000	103,131
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	85,000	89,773
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	75,000	80,170
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	112,944
Series 2014-CR19 A5 3.796% 8/10/47	80,000	85,666
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #•	150,000	151,921
Series 2015-GC32 A4 3.764% 7/10/48	75,000	80,874
Series 2017-GS6 A3 3.433% 5/10/50	75,000	80,269
Series 2018-GS9 A4 3.992% 3/10/51 •	40,000	44,590
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C27 XA 1.281% 2/15/48 •	888,388	44,083
Series 2015-C31 A3 3.801% 8/15/48	105,000	113,654
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	130,000	133,222
Series 2016-WIKI A 144A 2.798% 10/5/31 #	90,000	90,937
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	86,064
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 •	55,474	32,368
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	69,463	63,271
UBS Commercial Mortgage Trust
Series 2018-C9 A4 4.117% 3/15/51 •	70,000	78,409
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,545,964)		2,559,135

Loan Agreements – 4.64%
Acrisure Tranche B 1st Lien 5.854% (LIBOR03M + 3.75%)
11/22/23 •	124,684	121,567
Applied Systems 2nd Lien 9.104% (LIBOR03M + 7.00%)
9/19/25 •	225,822	229,350
AssuredPartners Tranche B 1st Lien 5.286% (LIBOR01M +
3.50%) 10/22/24 •	124,639	122,770
Blackstone CQP Holdco Tranche B 1st Lien 5.656%
(LIBOR03M + 3.50%) 9/30/24 •	124,688	124,428
Blue Ribbon 1st Lien 6.266% (LIBOR03M + 4.00%)
11/13/21 •	53,647	46,494
DTZ US Borrower Tranche B 1st Lien 5.036% (LIBOR01M
+ 3.25%) 8/21/25 •	99,000	99,417

NQ-023 [10/19] 12/19 (1029361) 9

Schedule of investments

Delaware Strategic Income Fund (Unaudited)

		Principal amount°	Value (US $)
Loan Agreements (continued)
Frontier Communications Tranche B1 1st Lien 5.54%
(LIBOR01M + 3.75%) 6/15/24 •		124,681	$124,421
Gentiva Health Services Tranche B 1st Lien 5.563%
(LIBOR01M + 3.75%) 7/2/25 •		99,904	100,185
GIP III Stetson I Tranche B 1st Lien 6.128% (LIBOR01M +
4.25%) 7/18/25 •		61,320	56,721
Hercules Merger 1st Lien 0.00% 10/16/26 X		125,000	125,723
Hoya Midco Tranche B 1st Lien 5.286% (LIBOR01M +
3.50%) 6/30/24 •		125,000	121,719
Inmarsat Tranche B 1st Lien 0.00% 9/23/26 • X		75,000	74,081
Kronos Tranche B 1st Lien 5.253% (LIBOR03M + 3.00%)
11/1/23	•	125,000	124,857
Mauser Packaging Solutions Holding Tranche B 1st Lien
5.234% (LIBOR03M + 3.25%) 4/3/24 •		65,876	64,222
Stars Group Tranche B 1st Lien 5.604% (LIBOR03M +
3.50%) 7/10/25 •		63,947	64,273
Summit Midstream Partners Holdings Tranche B 1st Lien
7.786% (LIBOR01M + 6.00%) 5/21/22 •		162,935	158,794
Ultimate Software Group 1st Lien 5.536% (LIBOR01M +
3.75%) 5/3/26 •		102,396	102,737
Verscend Holding Tranche B 1st Lien 6.286% (LIBOR01M
+ 4.50%) 8/27/25 •		83,876	84,107
VVC Holding Tranche B 1st Lien 6.681% (LIBOR03M +
4.50%) 2/11/26 •		124,687	123,907
Wand NewCo 3 Tranche B 1st Lien 5.286% (LIBOR01M +
3.50%) 2/5/26 •		124,688	125,389
Total Loan Agreements (cost $2,222,578)			2,195,162

Sovereign Bonds – 4.17%Δ
Argentina - 0.49%
Argentine Republic Government International Bond
5.625% 1/26/22		538,000	230,807
			230,807
Egypt - 0.88%
Egypt Government International Bond
144A 5.577% 2/21/23 #		200,000	205,563
144A 7.60% 3/1/29 #		200,000	212,058
			417,621

10 NQ-023 [10/19] 12/19 (1029361)

(Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Ghana - 0.44%
Ghana Government International Bond 144A
7.875% 3/26/27 #	200,000	$208,162
		208,162
Ivory Coast - 0.42%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #	200,000	196,840
		196,840
Mongolia - 0.50%
Mongolia Government International Bond 144A
5.625% 5/1/23 #	230,000	235,628
		235,628
Senegal - 0.41%
Senegal Government International Bond 144A
6.75% 3/13/48 #	200,000	196,828
		196,828
Sri Lanka - 0.53%
Sri Lanka Government International Bond 144A
5.75% 4/18/23 #	250,000	250,866
		250,866
Uzbekistan - 0.50%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	226,000	237,906
		237,906
Total Sovereign Bonds (cost $1,954,255)		1,974,658

Supranational Bank – 0.43%
Banque Ouest Africaine de Developpement 144A
4.70% 10/22/31 #	200,000	201,757
Total Supranational Bank (cost $200,000)		201,757

US Treasury Obligation – 1.07%
US Treasury Note
1.625% 8/15/29	510,000	507,022
Total US Treasury Obligation (cost $499,917)		507,022

NQ-023 [10/19] 12/19 (1029361) 11

Schedule of investments

Delaware Strategic Income Fund (Unaudited)

	Number of shares	Value (US $)
Preferred Stock – 0.87%
Morgan Stanley 5.55%µ	115,000	$116,694
US Bancorp 3.50% (LIBOR03M + 1.02%) •	350	296,578
Total Preferred Stock (cost $363,428)		413,272

Short-Term Investments – 1.73%
Money Market Mutual Funds - 1.73%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 1.72%)	164,031	164,032
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 1.72%)	164,031	164,032
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 1.71%)	164,031	164,031
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 1.72%)	164,031	164,031
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 1.67%)	164,031	164,031
Total Short-Term Investments (cost $820,157)		820,157

Total Value of Securities – 99.97%
(cost $46,693,008)		47,344,235
Receivables and Other Assets Net of Liabilities – 0.03% ★		14,253
Net Assets Applicable to 5,825,538 Shares Outstanding – 100.00%		$47,358,488

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Oct. 31, 2019, the aggregate value of Rule 144A securities was $22,357,120, which represents
47.21% of the Fund’s net assets.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★Of this amount, $13,666 represents cash pledged as collateral for open futures contracts.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2019.
Rate will reset at a future date.
S Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y No contractual maturity date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Oct. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,

12 NQ-023 [10/19] 12/19 (1029361)

(Unaudited)

   LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X This loan will settle after Oct. 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

The following futures contracts were outstanding at Oct. 31, 2019:

Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
	Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	US Treasury 5
31	yr Notes	$3,695,297	$3,718,621	12/31/19	$—	$(23,324)	$17,195
	US Treasury 10
(14)	yr Notes	(1,824,156)	(1,831,442)	12/19/19	7,286	—	(11,375)
	Total Futures Contracts		$1,887,179		$7,286	$(23,324)	$5,820

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the
Fund’s net assets.

Summary of abbreviations:
BB – Barclays Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange
JPM – JPMorgan
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family

NQ-023 [10/19] 12/19 (1029361) 13

Schedule of investments

Delaware Strategic Income Fund (Unaudited)

Summary of abbreviations: (continued)
USD – US Dollar
yr – Year

14 NQ-023 [10/19] 12/19 (1029361)